Dryden California Municipal Fund

California Income Series

Dryden Global Real Estate Fund

Dryden Global Total Return Fund, Inc.

Dryden Government Income Fund, Inc.

Dryden High Yield Fund, Inc.

Dryden Index Series Fund, Inc.

Dryden Stock Index Fund

Dryden Municipal Bond Fund

High Income Series

Insured Series

Dryden National Municipals Fund, Inc.

Dryden Short-Term Bond Fund, Inc.

Dryden Short-Term Corporate Bond Fund

Dryden Small Cap Core Equity Fund, Inc.

Dryden Tax-Managed Funds

Dryden Large-Cap Core Equity Fund

Dryden Total Return Bond Fund, Inc.

Jennison 20/20 Focus Fund

Jennison Blend Fund, Inc.

Jennison Natural Resources Fund, Inc.

Jennison Sector Funds, Inc.

Jennison Financial Services Fund

Jennison Health Sciences Fund

Jennison Utility Fund

Jennison Mid-Cap Growth Fund, Inc.

Jennison Value Fund

Nicholas-Applegate Fund, Inc.

Strategic Partners Opportunity Funds

Dryden Strategic Value Fund

Jennison Select Growth Fund

Target Asset Allocation Funds, Inc.

Target Conservative Allocation Fund

Target Growth Allocation Fund

Target Moderate Allocation Fund

Prudential World Fund, Inc.

Dryden International Equity Fund

Strategic Partners International Value Fund

Dryden Government Securities Trust

Money Market Series

MoneyMart Assets, Inc.

Supplement dated December 4, 2007 to the Prospectus

This supplement amends the Prospectus of each of the Funds referenced above and is in addition to any existing supplement to a Fund’s Prospectus.

The subsection of the Prospectus entitled “Qualifying for Class Z Shares,” appearing in the section entitled “How to Buy, Sell and Exchange Shares of the Fund” is hereby amended by deleting the existing discussion pertaining to “Institutional Investors” and substituting the following new discussion:

Institutional Investors. Various institutional investors may purchase Class Z shares, including corporations, banks, governmental entities, municipalities, and IRS section 501 entities, such as foundations and endowments. The minimum initial investment for such investors is $10 million. Institutional investors are responsible for indicating their eligibility to purchase Class Z shares at the time of purchase. Certain financial intermediaries may require that investments by their institutional investor clients in Class Z shares be placed directly with the Fund’s transfer agent. Please contact the transfer agent at (800) 225-1852 for further details.

LR00196